Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment charge	$ 5,810
Goodwill impairment charges			$ 207,544
Increase in depreciation amount	3,000
Mexico Based Drilling Rigs And Ancillary Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Proceeds from disposal		$ 48
Gains on disposals of assets		24
Reversal of impairment charge		4
Snubbing Units and Related Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Proceeds from disposal		8
Gains on disposals of assets		$ 3
Drilling and Ancillary Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	$ 20,000